Stock-Based Compensation - Additional Information (Detail)						1 Months Ended								3 Months Ended						6 Months Ended			12 Months Ended
	Aug. 13, 2020 USD ($)	Aug. 07, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 24, 2019 USD ($) shares	Jun. 30, 2018 shares	Feb. 28, 2021 USD ($) shares	Jul. 31, 2020 anchor_investors $ / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 anchor_investors $ / shares shares	Apr. 30, 2019 shares	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($) shares	Jun. 30, 2018 shares	Jun. 30, 2021 USD ($) Grantees shares		Mar. 31, 2021 USD ($) Grantees $ / shares shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) Grantees $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) Grantees $ / shares shares		Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) anchor_investors $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 30, 2020 USD ($)	Mar. 17, 2020 shares	Oct. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Partnerships Profits Interest Units | shares			0											0					0	0					0
Share-based Compensation, Vested | shares														24,132,575						24,132,575
Share-based Compensation, UnVested | shares														0			1,045,002			0		1,045,002
Share-based Compensation, Vesting period																				7 years
Weighted-average grant date fair value | $ / shares																							$ 1.67		$ 16.57	$ 11.51
Share based compensation expense														$ 4,294,000			$ 22,136,000			$ 159,874,000		$ 44,961,000	$ 62,776,000		$ 358,969,000	$ 69,400,000
Exercise price of Options repricing | anchor_investors																							1.67
Total intrinsic value of options exercised			$ 156,600,000											40,000.0					$ 156,600,000	$ 40,000.0			$ 700,000		156,600,000	14,900,000		$ 700
Share-based Payment Arrangement, Option, Weighted Average Remaining Contractual Term																				2 years 10 months 24 days
Number of Shares Vested | shares						15,609,963
Restructuring and other related costs																$ 102,000,000.0				$ 466,045,000			$ 206,703,000		329,221,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount														$ 0						$ 0
Debt Instrument, Face Amount						$ 800,000,000
Early repayment of recourse note																									1,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																							ten-year
Debt instrument, Convertible, Carrying amount of equity component			$ 3,300,000																$ 3,300,000						3,300,000
Debt Instrument, Term																				185 days
Proceeds from principal and interest received																				$ 349,011,000		32,445,000	$ 34,309,000		662,395,000	768,795,000
Weighted average grant-date fair value of options vested | $ / shares																				$ 2.64
Share based compensation by share based payment award plan modification number of employees affected | Grantees														659						659
Shares issued fair value | $ / shares								$ 19.19
2019 Tender Offer [Member] | SBWW [Member]
Share based compensation expense																									136,000,000.0
Share-based Payment Arrangement, Amount Capitalized																									$ 500,000
Share based compensation shares to be acquired by tender offer value																															$ 1,000,000,000
Share based compensation by share based award number of shares acquired through tender offer | shares										4,900,000
Shares issued fair value | $ / shares			$ 54																$ 54						$ 54
2020 Tender Offer [Member]
Shares issued fair value | $ / shares																		$ 19.19
Additional stock based compensation expense including adjustment to additional paid in capital																	0					8,000,000.0	8,000,000.0		$ 112,800,000
Reduction in additional paid in capital stock based compensation expense																	0					1,100,000	1,100,000		$ 10,600,000
Liabilities from share based compensation																		$ 132,500,000
Reclassification of liabilities from share based compensation to additional paid in capital																	132,500,000					132,500,000
2020 Tender Offer [Member] | SBWW [Member]
Share based compensation shares to be acquired by tender offer value								$ 3,000,000,000.0																						$ 3,000,000,000.0
Shares issued fair value | $ / shares								$ 19.19
2021 Tender Offer [Member]
Share based compensation by share based payment award plan modification number of employees affected | Grantees																1,774
Shares issued fair value | $ / shares																$ 19.19
Reduction in additional paid in capital stock based compensation expense																$ 47,000.0
Stock Issued During Period, Value, Employee Stock Purchase Plan																5,100,000
Additional stock based compensation expense including adjustments to the additional paid in capital																45,700,000
2021 Tender Offer [Member] | Other Current Liabilities [Member]
Liabilities from share based compensation																$ 92,700,000
2021 Tender Offer [Member] | SBWW [Member]
Share based compensation by share based award equity instruments other than options number of instruments subject to modification | shares																594,097
Share based compensation by share based payment award plan modification incremental compensation costs.																$ 2,300,000
Share based compensation shares to be acquired by tender offer value																$ 921,600,000
Shares issued fair value | $ / shares																$ 19.19
Certain Executives Of The Company [Member]
Debt Instrument, Forgiveness																		800,000
Debt Instrument, Term																									5 years
Notes payable to related party current			$ 2,200,000											$ 0					$ 2,200,000	$ 0			$ 0		$ 2,200,000
Repayments of related party debt																		$ 1,100,000
Related party transaction interest rate																				2.60%			2.60%
Employees And Nonemployee Directors [Member]
Share based compensation expense														3,400,000			7,500,000			$ 7,300,000		17,900,000	$ 28,200,000		74,200,000	44,300,000
Share-based Payment Arrangement, Option, Weighted Average Remaining Contractual Term																							3 years 1 month 6 days
Share-based Payment Arrangement, Amount Capitalized														0			400,000			2,300,000		900,000
Unrecognized cost																							$ 40,500,000
Restricted Stock [Member]
Share-based Compensation, Vesting period																											5 years
Share based compensation expense														100,000			4,000,000.0			$ 1,000,000.0		6,100,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																				3 days 19 hours
Share based compensation non vested award excluding options cost not yet recognized amount														3,600,000						$ 3,600,000
Stock Options
Share-based Payment Arrangement, Option, Weighted Average Remaining Contractual Term																							3 months 18 days
Share-based Payment Arrangement, Amount Capitalized																							$ 400,000		1,100,000	1,100,000
Unrecognized cost																				$ 0			$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used																							The fair value of the awards with a performance-based vesting condition was estimated using a two-step binomial option pricing model
Number Trading Days Determining Average Future Equity Value																				90 days			90 days
Stock or Unit Option Plan Expense														0			100,000			$ 100,000		$ 300,000
Non Employees [Member]
Share-based Payment Arrangement, Option, Weighted Average Remaining Contractual Term																							2 years 6 months
Share-based Payment Arrangement, Amount Capitalized																							$ 1,700,000		$ 2,200,000	3,000,000.0
Unrecognized cost																							$ 4,100,000
We Work Partnerships Profits Interest Units [Member]
Share based compensation expense														$ 0			1,300,000			$ 500,000
Restricted Stock And Restricted Stock Unit Activity [Member]
Share-based Compensation, UnVested | shares			6,683,555											12,646,955	[1]				6,683,555	12,646,955	[1]		2,819,146	[2]	6,683,555
Share based compensation expense																							$ 8,300,000		$ 11,000,000.0	14,700,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																							9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares																				165,434			503,898	[3]
Share based compensation by share based payment award equity instruments other than options vested aggregate fair value																							$ 1,500,000		4,400,000	29,300,000
Share based compensation non vested award excluding options cost not yet recognized amount																							$ 2,800,000
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																				seven-year
Service Performance And Market Based Conditions [Member] | Stock Options
Weighted-average grant date fair value | $ / shares																							$ 1.59
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																							ten-year
Share based compensation arrangement by share based payment award, Award vesting rights																							These stock options will be eligible to vest following the achievement of either: a performance-based vesting condition tied to unlevered free cash flow (as defined in the award), or a performance- and market-based vesting condition tied to the valuation of the Company in a capital raise (as defined in the award) or based on the value of the Company’s Class A Common Stock after becoming publicly traded on any national securities exchange, at four distinct threshold levels over a distinct performance period from 2020 through 2024.
Performance Based Vesting Condition [Member] | Stock Options
Fair value assumptions, Suboptimal exercise factor applied as times of the exercise price																				2.50%			2.50%
Fair value assumptions, Post vesting forfeiture rate applied																				10.00%			10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used																				The fair value of the awards with a performance-based vesting condition was estimated using a two-step binomial option pricing model
Performance Based Vesting Condition [Member] | Restricted Stock And Restricted Stock Unit Activity [Member] | Employee And Non Employee Directors [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																							10 years
Share based compensation non vested award excluding options cost not yet recognized amount														$ 67,700,000						$ 67,700,000			$ 43,800,000
Performance Based Vesting Condition [Member] | Restricted Stock And Restricted Stock Unit Activity [Member] | Employee And Non Employee Directors [Member] | Condition Modified In Respect Of Liquidity Event [Member]
Share based compensation by share based award equity instruments other than options number of instruments subject to modification | shares														475,756				475,756				475,756
Share based compensation by share based payment award plan modification number of employees affected | Grantees																		659
Share based compensation by share based payment award plan modification incremental compensation costs.														$ 1,100,000								$ 1,100,000	$ 1,100,000
Performance And Market Based Conditions [Member] | Stock Options
Fair value assumptions, Suboptimal exercise factor applied as times of the exercise price																				2.50%			2.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used																							The fair value of the awards with performance and market-based conditions was estimated using a Monte Carlo simulation
Performance Conditions Are Probable Of Being Met [Member] | Stock Options
Share based compensation expense														500,000			800,000			$ 1,000,000.0		800,000	$ 1,100,000
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount														7,300,000						$ 7,300,000			$ 8,200,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																				3 years 8 months 12 days			4 years 2 months 12 days
Selling, General and Administrative Expenses [Member]
Share based compensation expense														3,560,000			8,706,000			$ 48,327,000		27,912,000	$ 41,783,000		300,612,000	$ 47,032,000
Restructuring And Other Related Costs [Member]
Share based compensation expense														$ 0			$ 10,143,000			101,982,000		10,143,000	12,018,000		$ 12,222,000
Restructuring And Other Related Costs [Member] | We Work Partnerships Profits Interest Units [Member]
Share based compensation expense																				$ 102,200,000		$ 102,000,000.0
Recourse Note [Member]
Debt instrument interest rate																										1.90%
Debt Instrument, Face Amount																										$ 2,700,000
Debt Instrument, Maturity month and year																										2023-11
Recourse Note [Member] | Restricted Stock [Member]
Debt instrument, Interest rate during period																									2.50%
Recourse Note [Member] | Selling, General and Administrative Expenses [Member]
Debt Instrument, Forgiveness																									$ 1,100,000
Recourse Promissory Notes [Member]
Debt Instrument, Forgiveness																									$ 5,200,000
Debt instrument, Convertible, Carrying amount of equity component																										$ 5,600,000						$ 6,200,000
Debt Instrument, Term																									9 years
Recourse Promissory Notes [Member] | Restricted Stock [Member]
Debt instrument interest rate			2.50%																2.50%						2.50%
Debt Instrument, Forgiveness																			$ 7,500,000				12,500,000
Debt conversion converted instrument shares issued | shares					756,039
Debt instrument, Convertible, Carrying amount of equity component			$ 11,800,000																11,800,000				$ 0		$ 11,800,000	20,200,000
Proceeds from principal and interest received																			1,000,000.0
Debt Instrument Maturity Year																									2027
Debt instrument, Interest rate during period																									2.90%
Recourse Promissory Notes [Member] | Selling, General and Administrative Expenses [Member]
Debt Instrument, Forgiveness																									$ 1,900,000	$ 600,000
Recourse Promissory Notes [Member] | Restructuring And Other Related Costs [Member]
Debt Instrument, Forgiveness																									$ 3,300,000
Recourse Promissory Notes [Member] | Restructuring And Other Related Costs [Member] | Restricted Stock [Member]
Debt Instrument, Forgiveness																			$ 7,500,000
Black Scholes Model [Member]
Share pool reserved for grant | shares																							1,578,681
Single Option Approach [Member]
Share pool reserved for grant | shares																							27,112,272
Warrant [Member]
Partnerships Profits Interest Units | shares						24,081,668
Sale of warrant, value	$ 1,300,000	$ 10,400,000
Minimum [Member]
Debt instrument interest rate			1.70%																1.70%						1.70%
Debt Instrument, Term																									2020 years
Minimum [Member] | Service Performance And Market Based Conditions [Member] | Stock Options
Share-based Compensation, Vesting period																							3 years
Minimum [Member] | Recourse Promissory Notes [Member]
Debt instrument interest rate			1.60%																1.60%						1.60%
Maximum [Member]
Debt instrument interest rate			2.60%																2.60%						2.60%
Debt Instrument, Term																									2028 years
Maximum [Member] | Service Performance And Market Based Conditions [Member] | Stock Options
Share-based Compensation, Vesting period																							5 years
Maximum [Member] | Recourse Promissory Notes [Member]
Debt instrument interest rate			1.80%																1.80%						1.80%
WeWork [Member]
Share pool reserved for grant | shares																							0
Partnerships Profits Interest Units | shares							47,346,098		47,346,098														0
Weighted average per-unit distribution threshold | $ / shares							$ 52.29		$ 52.29
Weighted-average per-unit preference amount | anchor_investors							13.93		13.93
Share-based Compensation, Vested | shares																							8,574,428
Share-based Compensation, UnVested | shares			3,645,656																3,645,656				984,547		3,645,656
Partnerships Profits Interest Units were forfeited | shares								18,391,499
Share-based Compensation, Vesting period			7 years
WeWork [Member] | Warrant [Member]
Partnerships Profits Interest Units | shares								15,609,963
Adam Neumann [Member]
Partnerships Profits Interest Units | shares							42,473,167		42,473,167
Share-based Compensation, Vested | shares				786,540
Share-based Compensation, UnVested | shares				41,686,627
Accrued interest receivable												$ 365,400,000
Adam Neumann [Member] | Recourse Note [Member] | In Substance Non Recourse [Member]
Debt instrument interest rate			2.90%																2.90%						2.90%
Debt Instrument, Face Amount			$ 362,100,000																$ 362,100,000						$ 362,100,000
Debt Instrument, Maturity month and year																									2029-04
Adam Neumann [Member] | Warrant [Member]
Partnerships Profits Interest Units | shares				786,540				7,685,165
Sale of warrant, value				$ 1,500,000,000
Partnerships Profits Interest Units were forfeited | shares				786,540
Common Class A [Member]
Share pool reserved for grant | shares																													81,786,139
Common Stock and equivalents that remained available for further grants | shares														14,257,460						14,257,460			22,830,085
Share based compensation expense								$ 3,300,000
Common Class A [Member] | Certain Executives Of The Company [Member]
Restricted stock issued during the period shares | shares																									113,638
Restricted stock forfeited during the period shares | shares																		64,489
Restricted stock shares forfeited during the period value																		$ 300,000
Common Class A [Member] | Restricted Stock [Member]
Debt conversion converted instrument shares issued | shares																											440,864
Common Class A [Member] | Service and Performance Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification Amount																				$ 14,700,000
Number of employees																				36 days
Common Class A [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation, UnVested | shares														1,500,000						1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																				seven-year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares																				1
Common Class A [Member] | Restricted Stock Units (RSUs) [Member] | Certain Executives Of The Company [Member]
Share-based Compensation, UnVested | shares														1,560,000						1,560,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares																				1
Common Class A [Member] | Recourse Promissory Notes [Member] | Restricted Stock [Member]
Share-based Compensation, Vesting period													5 years
Debt conversion converted instrument shares issued | shares													756,039
Common Class B [Member]
Share pool reserved for grant | shares																													50,967,800
Common Stock and equivalents that remained available for further grants | shares														14,257,460						14,257,460			1,530,434
Share based compensation expense											$ 10,400,000
Stock issued during period, Value, Restricted stock award, Gross																											$ 700,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares																											90,000
Common Class B [Member] | Restricted Stock [Member]
Share-based Compensation, Vesting period																											13 months
Debt conversion converted instrument shares issued | shares																											500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares																										90,000	45,000
Common Class B [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation, Vesting period																											36 months
Common Class B [Member] | Adam Neumann [Member] | Restricted Stock [Member]
Stock Repurchased During Period, Shares | shares												9,438,483

[1]	The unvested balance includes (a) 9,586,956 restricted stock units granted, which will vest annually over a three to seven year employment service period, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant, (b) 1,560,000 RSUs as described above, and (c) 1,500,000 RSUs as described above.
[2]	The unvested balance includes (a) 158,048 restricted stock and restricted stock units that will vest over their remaining service period, and (b) 2,661,098 restricted stock units granted, which will vest annually over a three to seven year employment service period or upon the satisfaction of specified performance-based vesting conditions, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant.
[3]	Includes 160,200 restricted stock units which vested in the year ended December 31, 2020, however the underlying common shares have not been issued to the individual. As of December 31, 2020, a total of 670,244 shares representing $14.5 million was included as a component of additional paid-in capital on the accompanying balance sheet relating to previously vested restricted stock units that have not been settled.